Accrued Expenses and Other Current Liabilities	6 Months Ended
Jun. 30, 2026
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
8.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of June 30,	As of December 31,
	2026	2025
Legal and professional expenses payable(1)	$179,000	$355,850
Payroll payable	705,106	111,236
Interest payable	344,098	49,118
Other payables(2)	282,641	154,614
Total accrued expenses and other current liabilities	$1,510,845	$670,818

(1)	The balance mainly consisted of legal services fee for post-IPO compliance consulting and professional fees associated with the issuance for convertible promissory note.

(2)	The balance mainly consisted of reimbursement payables to employees and service fee payables to third party suppliers.